Financial Risk Management - Market Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	$ 8,849.0	$ 7,261.0
Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 16,295.3	16,315.4
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in interest rate on investments	2.00%
Increment change in interest rate on investments	1.00%
Interest rate risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Fair value	$ 16,295.3	16,315.4
Bonds, U.S. Corporate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Purchase of available-for-sale financial assets	2,071.9
Bonds, U.S. treasury
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net proceeds	2,521.5
Bonds, Canadian government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net proceeds	626.0
U.S. treasury bond forward contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional amount	330.8	$ 846.5
Bonds, India government
Disclosure of nature and extent of risks arising from financial instruments [line items]
Net proceeds	$ 479.6